First Trust Indxx Global Agriculture ETF Investment Strategy - First Trust Indxx Global Agriculture ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index. Continued Index membership of a constituent is not necessarily subject to the guidelines provided in the Index methodology. A security may be considered for exclusion by the Index Provider on the basis of corporate governance, accounting policies, lack of transparency and lack of representation, despite meeting all the criteria provided in the Index methodology. According to the Index Provider, the Index is a market capitalization weighted index designed to track the performance of companies which are directly or indirectly engaged in improving agricultural yields. The Index is composed of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment and farm machinery. According to the Index Provider, to be included in the Index, a security must meet the size, liquidity, price, security type and seasoning requirements of the Index, and must be domiciled in an Index eligible country, as determined by the Index Provider. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Under normal market conditions, the Fund invests at least 40% of its net assets (including investment borrowings) in securities of non-U.S. issuers and invests in the securities of issuers located in at least three countries. The Fund may also invest in companies with various market capitalizations, depositary receipts, emerging market companies, U.S. dollar denominated and non-U.S. dollar denominated securities. The Index Provider defines agriculture as being comprised of specified industries in the following sub-themes that contribute to an increase in farm yield: chemicals and fertilizers; seed manufacturers ; irrigation equipment providers ; and farm machinery companies. In order to be eligible for inclusion in the Index, a company must generate at least 10% of their revenues from these sub-themes, as determined by the Index Provider. According to the Index Provider, Index securities are weighted based on their security-level market capitalization. No security may be weighted above 9.9% and the aggregate weight of all the securities with a weight greater than 4.5% is capped at 40% of the Index. The additional weight is redistributed amongst the non-capped securities. The Index is reconstituted annually and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in materials companies, industrials companies and Asian issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in materials companies, industrials companies and Asian issuers, although this may change from time to time.